Summary of Significant Accounting Policies - Reconciliation of Ordinary Shares Reflected in Balance Sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Oct. 06, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds	$ 816,810,000
Proceeds allocated to Public Warrants	(39,745,978)
Class A ordinary shares issuance costs	(44,871,756)
Accretion of carrying value to redemption value	84,617,734
Class A ordinary shares subject to redemption	$ 816,810,000	$ 816,810,000	$ 816,810,000	$ 816,810,000